UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: SEPTEMBER 30, 2010

Check here if Amendment [ ];      Amendment Number: ___
This Amendment (Check only one.):            [   ] is a restatement.
                                             [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:            NOTTINGHAM ADVISORS INC.
ADDRESS:         500 ESSJAY RD. SUITE 220
                 WILLIAMSVILLE, NY 14221

Form 13F File Number: 28-04969

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Kathy Strohmeyer
Title:    Operations Manager
Phone:    716-633-3800

Signature, Place, and Date of Signing:

KATHY STROHMEYER                    WILLIAMSVILLE, NY              10/28/10
----------------                    -----------------               --------
[Signature]                          [City, State]                  [Date]

Report Type      (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: [If there are no entries in this list, omit this section.]

         Form 13F File Number Name

         ___________________________________-  [Repeat as necessary.]

                             Form 13F SUMMARY PAGE



Report Summary:

Number of Other Included Managers:                0

Form 13F Information Table Entry Total:           80

Form 13F Information Table Value Total:         $213538
                                               (thousands)

List of other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state ANONE@ and omit the column headings and list entries.]

         No.     Form 13F File Number              Name



         [Repeat as necessary.]








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
                                                                                                             Voting Authority
                                                                                                             ----------------
                                    Title
                                    of                   Value    Shares/  Sh/  Put/  Invstmt  Other
Name of Issuer                      class   CUSIP       (x$1000)  Prn Amt  Prn  Call  Dscretn  Managers    Sole    Shared  None
--------------                      -----   -----       --------  -------  ---  ----  -------  --------    ----    ------  ----
                                                         Nottingham Advisors
                                                                    FORM 13F
                                                          September 30, 2010

AT&T Inc.                            COM    00206R102      209        7323 SH         Sole                    7323
Altria Group Inc.                    COM    02209S103      360       15000 SH         Sole                   15000
Apple Computer                       COM    037833100     4368       15394 SH         Sole                   15394
Biosensors International Group       COM    G11325100       18       25000 SH         Sole                   25000
Boston Scientific Corp.              COM    101137107      169       27536 SH         Sole                   27536
Coca-Cola Company                    COM    191216100      432        7380 SH         Sole                    7380
Exxon Mobil Corp.                    COM    30231G102      818       13233 SH         Sole                   13233
Gabelli Utility Trust                COM    36240A101      155       24619 SH         Sole                   24619
General Electric Co.                 COM    369604103      478       29441 SH         Sole                   29441
Heartland Oil & Gas Corp.            COM    42235Q200        0       10000 SH         Sole                   10000
ICO Therapeutics Inc                 COM    45107J105       13       33682 SH         Sole                   33682
Intel Corp.                          COM    458140100      359       18702 SH         Sole                   18702
Johnson & Johnson                    COM    478160104      626       10109 SH         Sole                   10109
M&T Bank Corp.                       COM    55261F104      291        3552 SH         Sole                    3552
McDonald's Corp                      COM    580135101      318        4268 SH         Sole                    4268
Microsoft Inc.                       COM    594918104      517       21095 SH         Sole                   21095
Naturalnano Inc.                     COM    63901A105        1      103400 SH         Sole                  103400
Pfizer Inc.                          COM    717081103      422       24580 SH         Sole                   24580
Procter & Gamble                     COM    742718109      240        4000 SH         Sole                    4000
Synergetics USA Inc.                 COM    87160G107      264       94271 SH         Sole                   94271
Trans1 Inc.                          COM    89385X105      388      157150 SH         Sole                  157150
Travelers Cos Inc/The                COM    89417E109      326        6256 SH         Sole                    6256
Urologix Inc.                        COM    917273104      159      167819 SH         Sole                  167819
Verizon Communications               COM    92343V104      353       10822 SH         Sole                   10822
Wal-Mart Stores Inc.                 COM    931142103      357        6676 SH         Sole                    6676
DB Commodity Index Tracking Fd              73935S105     6231      258423 SH         Sole                  258423
PowerShares QQQ Nasdaq 100                  73935A104      244        4970 SH         Sole                    4970
SPDR Euro Stoxx 50                          78463x202     5216      142077 SH         Sole                  142077
SPDR Gold Trust                             78463V107     4585       35842 SH         Sole                   35842
SPDR S & P Mid-Cap 400 Trust                78467Y107     6797       46687 SH         Sole                   46687
Utilities Select Sector SPDR                81369Y886     7473      238158 SH         Sole                  238158
Vanguard Dividend Appreciation              921908844    22528      462390 SH         Sole                  462390
Vanguard Emerging Markets ETF               922042858     6132      134892 SH         Sole                  134892
Vanguard Mid-Cap VIPERS ETF                 922908629     3518       53056 SH         Sole                   53056
Vanguard REIT Index                         922908553     4696       90166 SH         Sole                   90166
iShares DJ Select Dividend Ind              464287168     7918      169035 SH         Sole                  169035
iShares FTSE/Xinhua China 25 I              464287184     2123       49574 SH         Sole                   49574
iShares MSCI Canada Index                   464286509     2776       99052 SH         Sole                   99052
iShares MSCI EAFE Index                     464287465    26347      479740 SH         Sole                  479740
iShares MSCI Emerging Markets               464287234     5159      115244 SH         Sole                  115244
iShares Russell 1000 Growth In              464287614    21674      421925 SH         Sole                  421925
iShares Russell 1000 Value Ind              464287598    17148      290695 SH         Sole                  290695
iShares Russell 2000 Growth In              464287648      226        3020 SH         Sole                    3020
iShares Russell 2000 Value Ind              464287630      235        3785 SH         Sole                    3785
iShares Russell Midcap Growth               464287481      371        7450 SH         Sole                    7450
iShares Russell Midcap Value I              464287473      372        9205 SH         Sole                    9205
iShares S&P 500 Value Index Fd              464287408      282        5195 SH         Sole                    5195
iShares S&P Global Healthcare               464287325     7927      156496 SH         Sole                  156496
iShares S&P Global Telecom                  464287275     4002       69995 SH         Sole                   69995
iShares S&P Global Utilities                464288711      909       20139 SH         Sole                   20139
iShares S&P Midcap 400 Index                464287507      256        3193 SH         Sole                    3193
iShares S&P Small Cap 600 Inde              464287804     8658      146528 SH         Sole                  146528
iShares S&P U.S. Preferred Sto              464288687     2623       65927 SH         Sole                   65927
Credit Suisse Commodity Return              22544R305      813    93824.17 SH         Sole                93824.17
Davis New York Venture Fund A               239080104     1413    44998.35 SH         Sole                44998.35
Dodge & Cox Intl Stock Fund                 256206103     1488    44352.96 SH         Sole                44352.96
Dreyfus S&P 500 Index Fund                  26200Q105      259    7991.357 SH         Sole                7991.357
Eaton Vance Tax Managed Growth              277911830      270    12288.12 SH         Sole                12288.12
Invesco Intl Small Company Fd               008879561      835     49098.3 SH         Sole                 49098.3
Invesco Real Estate Fund Cl A               00142C565     1078    53051.52 SH         Sole                53051.52
Invesco Van Kampen Mid Cap Gro              00143M596      392    14819.57 SH         Sole                14819.57
JP Morgan Mid Cap Value Fund C              339128308      503    24153.48 SH         Sole                24153.48
Janus Advisor Forty Fund                    47102R405     1323    43246.95 SH         Sole                43246.95
Keeley Small Cap Value Cl. A                487300501      463    21880.91 SH         Sole                21880.91
Lazard Emerging Markets Portfo              52106N764      457    21472.53 SH         Sole                21472.53
Longleaf Partners Fund                      543069108     1426    55519.25 SH         Sole                55519.25
MFS Series Tr I - MFS Value Fu              552983801      302    14415.56 SH         Sole                14415.56
MFS Series Trust I Research                 552983512     1178    83019.25 SH         Sole                83019.25
Matthews Pacific Tiger Fund                 577130107      531    23004.83 SH         Sole                23004.83
NT Collective Daily EAFE                                   162    21448.07 SH         Sole                21448.07
Neuberger Berman Genesis Adv                64122m605      439    18129.45 SH         Sole                18129.45
T.Rowe Price Growth Fund                    741479109      222    7674.226 SH         Sole                7674.226
The Jensen Portfolio                        476313101     1931    77663.68 SH         Sole                77663.68
UMB Scout Intl Fund                         81063u503      793    26058.94 SH         Sole                26058.94
Community Bank N.A.                         203607106     7632      331692 SH         Sole                  331692
Exxon Mobil Corp.                           30231G102      378        6113 SH         Sole                    6113
General Electric Co.                        369604103      513       31550 SH         Sole                   31550
Johnson & Johnson                           478160104      219        3542 SH         Sole                    3542
M & T Bank Corp                             55261F104      291        3560 SH         Sole                    3560
Trans1 Inc.                                 89385X105      160       64886 SH         Sole                   64886

REPORT SUMMARY            80         DATA RECORDS       213538         0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED



Do not save this screen as a text file. This report automatically creates the
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the location of this text file, see your 705 Report documentation.
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